AB Global Core Equity Portfolio

Portfolio of Investments

September 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS - 99.4%
Information Technology - 26.4%
IT Services - 2.5%
Accenture PLC - Class A	229,793	$56,666,954
Amdocs Ltd.	192,263	15,775,179

		72,442,133

Semiconductors & Semiconductor Equipment - 11.9%
Applied Materials, Inc.	273,513	55,999,051
NVIDIA Corp.	632,262	117,967,444
QUALCOMM, Inc.	321,441	53,474,925
Taiwan Semiconductor Manufacturing Co., Ltd.	2,559,000	111,157,400

		338,598,820

Software - 9.9%
Microsoft Corp.	404,711	209,620,063
Roper Technologies, Inc.	93,342	46,548,722
Salesforce, Inc.	111,011	26,309,607

		282,478,392

Technology Hardware, Storage & Peripherals - 2.1%
Samsung Electronics Co., Ltd.	981,415	58,836,151

		752,355,496

Financials - 20.6%
Capital Markets - 14.5%
B3 SA - Brasil Bolsa Balcao	9,455,400	23,806,165
Blackrock, Inc.	54,880	63,982,945
Cboe Global Markets, Inc.	288,526	70,761,001
CME Group, Inc.	224,119	60,554,713
CVC Capital Partners PLC(a)	1,656,622	28,926,638
Goldman Sachs Group, Inc. (The)	51,349	40,891,776
ICG PLC	2,034,032	61,068,716
Julius Baer Group Ltd.	905,885	63,079,007

		413,070,961

Financial Services - 2.7%
Eurazeo SE	481,975	31,867,625
Visa, Inc. - Class A	135,729	46,335,166

		78,202,791

Insurance - 3.4%
AIA Group Ltd. - Class H	2,782,000	26,662,593
Fidelity National Financial, Inc.	1,157,749	70,032,237

		96,694,830

		587,968,582

Consumer Discretionary - 14.4%
Broadline Retail - 3.7%
Alibaba Group Holding Ltd. (Sponsored ADR)	160,802	28,740,142
Amazon.com, Inc.(b)	353,906	77,707,140

		106,447,282

Diversified Consumer Services - 1.1%
Service Corp. International/US	386,749	32,185,252

Hotels, Restaurants & Leisure - 8.8%
Flutter Entertainment PLC(b)	347,283	88,209,882
Marriott International, Inc./MD - Class A	342,168	89,114,234
Yum China Holdings, Inc.	1,701,106	73,011,469

		250,335,585

Textiles, Apparel & Luxury Goods - 0.8%
Christian Dior SE	38,991	22,715,496

		411,683,615

Industrials - 12.8%
Air Freight & Logistics - 1.9%
DSV A/S	270,235	53,985,039

Building Products - 6.8%
Carrier Global Corp.	905,875	54,080,737

Company	Shares	U.S. $ Value
Otis Worldwide Corp.	1,517,909	$138,782,420

		192,863,157

Ground Transportation - 1.2%
Uber Technologies, Inc.(b)	365,600	35,817,832

Professional Services - 2.9%
Experian PLC	759,722	38,158,687
Leidos Holdings, Inc.	235,297	44,461,721

		82,620,408

		365,286,436

Health Care - 8.4%
Health Care Providers & Services - 1.5%
Elevance Health, Inc.	134,759	43,543,328

Life Sciences Tools & Services - 3.6%
Thermo Fisher Scientific, Inc.	210,362	102,029,777

Pharmaceuticals - 3.3%
AstraZeneca PLC (Sponsored ADR)	390,763	29,979,337
Novo Nordisk A/S - Class B	297,920	16,588,682
Zoetis, Inc.	326,995	47,845,909

		94,413,928

		239,987,033

Communication Services - 5.7%
Entertainment - 1.2%
Spotify Technology SA(b)	49,168	34,319,264

Interactive Media & Services - 4.5%
Auto Trader Group PLC	2,021,716	21,477,272
Meta Platforms, Inc. - Class A	112,148	82,359,248
Rightmove PLC	2,536,651	24,224,636

		128,061,156

		162,380,420

Consumer Staples - 3.6%
Beverages - 3.6%
Asahi Group Holdings Ltd.	6,690,205	80,208,422
Budweiser Brewing Co. APAC Ltd. - Class H(a)	21,750,900	23,120,159

		103,328,581

Materials - 2.8%
Containers & Packaging - 1.8%
Smurfit WestRock PLC	1,231,052	52,405,884

Metals & Mining - 1.0%
Teck Resources Ltd. - Class B	623,824	27,365,420

		79,771,304

Energy - 2.4%
Energy Equipment & Services - 0.9%
Schlumberger NV	764,756	26,284,664

Oil, Gas & Consumable Fuels - 1.5%
Shell PLC	1,164,387	41,499,961

		67,784,625

Real Estate - 2.3%
Real Estate Management & Development - 2.3%
CBRE Group, Inc. - Class A(b)	250,335	39,442,782
Vonovia SE	792,624	24,770,920

		64,213,702

Total Common Stocks (cost $2,218,253,740)		2,834,759,794

Company	Shares			U.S. $ Value

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.97%(c) (d) (e) (cost $10,568,083)		10,568,084		$10,568,083

	Principal Amount (000)

Time Deposits - 0.1%
BBH, New York (0.60)%, 10/01/2025	CHF	225		282,254
0.65%, 10/01/2025	DKK	1,805		283,824
4.88%, 10/01/2025	ZAR	0	*	5
Citibank, London 0.79%, 10/01/2025	EUR	241		283,465
2.92%, 10/01/2025	GBP	210		282,885
HSBC, Hong Kong 2.14%, 10/02/2025	HKD	2,200		282,652
Royal Bank of Canada, Toronto 1.33%, 10/01/2025	CAD	482		346,692
SMBC, Tokyo 0.12%, 10/01/2025	JPY	41,382		279,826

Total Time Deposits (cost $2,041,603)				2,041,603

Total Short-Term Investments (cost $12,609,686)				12,609,686

Total Investments - 99.8% (cost $2,230,863,426)(f)				2,847,369,480
Other assets less liabilities - 0.2%				4,504,452

Net Assets - 100.0%				$2,851,873,932

*	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $52,046,797 or 1.83% of net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)

As of September 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $666,787,993 and gross unrealized depreciation of investments was $(50,281,939), resulting in net unrealized appreciation of $616,506,054.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - Great British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

ZAR - South African Rand

Glossary:

ADR - American Depositary Receipt

COUNTRY BREAKDOWN1

September 30, 2025 (unaudited)

63.8%	United States
9.4%	United Kingdom
4.4%	China
3.9%	Taiwan
2.8%	Japan
2.5%	Denmark
2.2%	Switzerland
2.1%	South Korea
2.0%	Ireland
1.9%	France
1.0%	Luxembourg
1.0%	Canada
0.9%	Hong Kong
1.7%	Other
0.4%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.9% or less in the following: Germany and Brazil.

AB Global Core Equity Portfolio

September 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2025:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$582,361,945	$169,993,551	$-0-	$752,355,496
Financials	376,364,003	211,604,579	-0-	587,968,582
Consumer Discretionary	388,968,119	22,715,496	-0-	411,683,615
Industrials	273,142,710	92,143,726	-0-	365,286,436
Health Care	223,398,351	16,588,682	-0-	239,987,033
Communication Services	116,678,512	45,701,908	-0-	162,380,420
Consumer Staples	-0-	103,328,581	-0-	103,328,581
Materials	79,771,304	-0-	-0-	79,771,304
Energy	26,284,664	41,499,961	-0-	67,784,625
Real Estate	39,442,782	24,770,920	-0-	64,213,702
Short-Term Investments:
Investment Companies	10,568,083	-0-	-0-	10,568,083
Time Deposits	2,041,603	-0-	-0-	2,041,603

Total Investments in Securities	2,119,022,076	728,347,404	-0-	2,847,369,480
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$2,119,022,076	$728,347,404	$-0-	$2,847,369,480

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2025 is as follows:

Fund	Market Value 6/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,749	$118,505	$110,686	$10,568	$61
AB Government Money Market Portfolio*	-0-	-0-	-0-	-0-	0	**
Total				$10,568	$61

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.